Borrowings (Tables)	12 Months Ended
Apr. 30, 2026
Borrowings [Abstract]
Schedule of Outstanding Balances of Borrowings	Outstanding balances of borrowings are as follows:

As of April 30, 2025

	Balance JPY	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
Kiraboshi Bank	24,563,000	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Shoko Chukin Bank	24,500,000	Sep. 30, 2027	2.69%
Total loans	49,063,000
Less: Loan origination fee	-
Current portion of long – term loan	(15,204,000)
Long-term loan – due over one year	33,859,000

As of April 30, 2026

	Balance JPY	Balance USD	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
Kiraboshi Bank	19,559,000	124,850	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Shoko Chukin Bank	14,300,000	91,281	Sep. 30, 2027	2.69%
Total borrowings	33,859,000	216,131
Less: current portion	(15,204,000)	(97,051)
Long-term borrowings	18,655,000	119,080

Schedule of Other Short Term Borrowings
Years ending April 30,	JPY	USD
2027	15,204,000	97,051
2028	8,687,000	55,451
2029	5,004,000	31,942
2030	4,964,000	31,687
2031	-	-
Thereafter	-	-
Total	33,859,000	216,131